Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment	12 Months Ended
Dec. 31, 2020
Leasehold Improvements [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful life, description	Lesser of useful life or remaining lease term
Tools and Equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful life	5 years
Furniture, Fixtures and Office Equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful life	5 years
Vehicles [member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful life	5 years
Vehicles [member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful life	10 years
GDM Machines [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful life	5 years
Robots [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful life	5 years